EARNINGS (LOSS) PER SHARE - Warrants Included in Earnings per Share (Details)	12 Months Ended
Dec. 31, 2022 shares
Warrants Issued May 9, 2018
Class of Warrant or Right [Line Items]
Warrants (in shares)	118,228
Warrants Issued February 11, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	309,698
Warrants Issued June 29, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	84,911
Warrants Issued November 18, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	39,208
Warrants Issued November 18, 2020, Outstanding
Class of Warrant or Right [Line Items]
Warrants (in shares)	19,310